 Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and Shareholders of

iShares 0-3 Month Treasury Bond ETF, iShares 10+ Year Investment Grade Corporate Bond ETF,

iShares 10-20 Year Treasury Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 1-5 Year Investment Grade Corporate Bond ETF, iShares 20+ Year Treasury Bond ETF, iShares 25+ Year Treasury STRIPS Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 5-10 Year Investment Grade Corporate Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Agency Bond ETF, iShares BBB Rated Corporate Bond ETF, iShares Broad USD Investment Grade Corporate Bond ETF, iShares California Muni Bond ETF, iShares Core 10+ Year USD Bond ETF, iShares Core 5-10 Year USD Bond ETF, iShares Core U.S. Aggregate Bond ETF, iShares ESG Advanced Investment Grade Corporate Bond ETF, iShares ESG Advanced Total USD Bond Market ETF, iShares ESG Aware 1-5 Year USD Corporate Bond ETF, iShares ESG Aware U.S. Aggregate Bond ETF, iShares ESG Aware USD Corporate Bond ETF, iShares Government/Credit Bond ETF, iShares High Yield Bond Factor ETF, iShares iBoxx $ High Yield Corporate Bond ETF, iShares iBoxx $ Investment Grade Corporate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares Investment Grade Bond Factor ETF, iShares MBS ETF, iShares National Muni Bond ETF, iShares New York Muni Bond ETF, iShares Short Treasury Bond ETF, iShares Short-Term National Muni Bond ETF and iShares USD Bond Factor ETF

In planning and performing our audits of the financial statements of the funds listed in Appendix A, (hereafter referred to as the “Funds”) as of and for the periods ended February 28, 2022, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of February 28, 2022.

This report is intended solely for the information and use of the Board of Trustees of iShares Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 21, 2022 3

Appendix A

iShares Trust

1. iShares 0-3 Month Treasury Bond ETF

2. iShares 10+ Year Investment Grade Corporate Bond ETF

3. iShares 10-20 Year Treasury Bond ETF

4. iShares 1-3 Year Treasury Bond ETF

5. iShares 1-5 Year Investment Grade Corporate Bond ETF

6. iShares 20+ Year Treasury Bond ETF

7. iShares 25+ Year Treasury STRIPS Bond ETF

8. iShares 3-7 Year Treasury Bond ETF

9. iShares 5-10 Year Investment Grade Corporate Bond ETF

10. iShares 7-10 Year Treasury Bond ETF

11. iShares Agency Bond ETF

12. iShares BBB Rated Corporate Bond ETF*

13. iShares Broad USD Investment Grade Corporate Bond ETF

14. iShares California Muni Bond ETF

15. iShares Core 10+ Year USD Bond ETF

16. iShares Core 5-10 Year USD Bond ETF

17. iShares Core U.S. Aggregate Bond ETF

18. iShares ESG Advanced Investment Grade Corporate Bond ETF**

19. iShares ESG Advanced Total USD Bond Market ETF

20. iShares ESG Aware 1-5 Year USD Corporate Bond ETF

21. iShares ESG Aware U.S. Aggregate Bond ETF

22. iShares ESG Aware USD Corporate Bond ETF

23. iShares Government/Credit Bond ETF

24. iShares High Yield Bond Factor ETF

25. iShares iBoxx $ High Yield Corporate Bond ETF

26. iShares iBoxx $ Investment Grade Corporate Bond ETF

27. iShares Intermediate Government/Credit Bond ETF

28. iShares Investment Grade Bond Factor ETF

29. iShares MBS ETF

30. iShares National Muni Bond ETF

31. iShares New York Muni Bond ETF

32. iShares Short Treasury Bond ETF

33. iShares Short-Term National Muni Bond ETF

34. iShares USD Bond Factor ETF***

* May 18, 2021 (commencement of operations) to February 28, 2022

** November 8, 2021 (commencement of operations) to February 28, 2022

*** October 12, 2021 (commencement of operations) to February 28, 2022